Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Schedule Of Pretax Earnings From Continuing Operations

	2010	2011	2012
United States	$1,303	1,891	1,742
Non-U.S.	1,576	1,740	1,373
Total pretax earnings from continuing operations	$2,879	3,631	3,115

Schedule Of Principal Components Of Income Tax Expense

	2010	2011	2012
Current:
Federal	$496	503	750
State and local	33	37	61
Non-U.S.	413	477	466

Deferred:
Federal	(55)	149	(129)
State and local	(1)	3	(4)
Non-U.S.	(38)	(42)	(53)
Income tax expense	$848	1,127	1,091

Schedule Of Reconciliations Of U.S. Federal Statutory Tax Rate

	2010	2011	2012
Federal rate	35.0%	35.0%	35.0%
State and local taxes, net of federal tax benefit	0.7	0.7	1.3
Non-U.S. rate differential	(4.5)	(3.5)	(4.0)
Non-U.S. tax holidays	(2.2)	(1.0)	(1.7)
U.S. manufacturing deduction	(0.6)	(1.1)	(1.4)
Goodwill impairment	—	0.2	4.6
Other	1.0	0.7	1.2
Effective income tax rate	29.4%	31.0%	35.0%

Schedule Of Unrecognized Tax Benefits

	2011	2012
Beginning balance, at October 1	$170	162
Additions for current year tax positions	13	11
Additions for prior year tax positions	27	21
Reduction for prior year tax positions	(22)	(14)
Reduction for settlements with tax authorities	(7)	(5)
Reduction for expirations of statute of limitations	(19)	(18)
Ending balance, at September 30	$162	157

Schedule Of Deferred Income Tax Assets And Liabilities

	2011	2012
Deferred tax assets:
Net operating losses and tax credits	$242	237
Accrued liabilities	219	247
Postretirement and postemployment benefits	137	135
Employee compensation and benefits	176	194
Pensions	196	224
Other	176	138
Total	1,146	1,175

Valuation allowances	(107)	(113)

Deferred tax liabilities:
Intangibles	(890)	(780)
Property, plant and equipment	(284)	(282)
Other	(133)	(110)
Total	(1,307)	(1,172)

Net deferred income tax liability	$(268)	(110)